INVESTMENTS IN REAL ESTATE (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets and liabilities
Amortization expenses	$ 68,644,000	$ 69,943,000	$ 68,804,000
Intangible liabilities
Net	(8,800,000)	(11,858,000)
Future accretion of acquisition related intangible liabilities
Net	(8,800,000)	(11,858,000)
Acquired Below-Market Leases
Intangible assets and liabilities
Amortization expenses	3,058,000	3,814,000	4,846,000
Intangible liabilities
Gross balance	(61,323,000)	(61,323,000)
Accumulated amortization	52,523,000	49,465,000
Net	(8,800,000)	(11,858,000)
Average useful life	6 years	6 years
Future accretion of acquisition related intangible liabilities
2014	(2,327,000)
2015	(2,082,000)
2016	(2,015,000)
2017	(1,907,000)
2018	(469,000)
Net	(8,800,000)	(11,858,000)
Acquired Above- Market Leases
Intangible assets and liabilities
Amortization expenses	(888,000)	(1,003,000)	(1,947,000)
Intangible assets
Gross balance	8,017,000	8,017,000
Accumulated amortization	(7,052,000)	(6,164,000)
Net	965,000	1,853,000
Average useful life	4 years	4 years
Future amortization of acquisition related intangible assets
2014	488,000
2015	334,000
2016	109,000
2017	26,000
2018	8,000
Net	965,000	1,853,000
Acquired In-Place Leases
Intangible assets and liabilities
Amortization expenses	3,368,000	5,388,000	8,476,000
Intangible assets
Gross balance	79,645,000	79,645,000
Accumulated amortization	(73,463,000)	(70,095,000)
Net	6,182,000	9,550,000
Average useful life	5 years	4 years
Future amortization of acquisition related intangible assets
2014	2,251,000
2015	1,536,000
2016	901,000
2017	415,000
2018	165,000
Thereafter	914,000
Net	6,182,000	9,550,000
Tax Abatement
Intangible assets and liabilities
Amortization expenses	551,000	551,000	117,000
Intangible assets
Gross balance	4,273,000	4,273,000
Accumulated amortization	(1,220,000)	(669,000)
Net	3,053,000	3,604,000
Average useful life	8 years	8 years
Future amortization of acquisition related intangible assets
2014	551,000
2015	551,000
2016	551,000
2017	551,000
2018	551,000
Thereafter	298,000
Net	3,053,000	3,604,000
Advance Bookings
Intangible assets and liabilities
Amortization expenses	61,000	0	895,000
Intangible assets
Gross balance	8,329,000	8,078,000
Accumulated amortization	(8,139,000)	(8,078,000)
Net	190,000	0
Average useful life	3 years	3 years
Future amortization of acquisition related intangible assets
2014	190,000
Net	190,000	0
Franchise Affiliation Fee
Intangible assets and liabilities
Amortization expenses	394,000	394,000	394,000
Intangible assets
Gross balance	3,936,000	3,936,000
Accumulated amortization	(2,587,000)	(2,193,000)
Net	1,349,000	1,743,000
Average useful life	10 years	10 years
Future amortization of acquisition related intangible assets
2014	394,000
2015	394,000
2016	394,000
2017	167,000
Net	1,349,000	1,743,000
Acquired Below-Market Ground Lease
Intangible assets and liabilities
Amortization expenses	140,000	140,000	140,000
Intangible assets
Gross balance	11,685,000	11,685,000
Accumulated amortization	(1,142,000)	(1,002,000)
Net	10,543,000	10,683,000
Average useful life	84 years	84 years
Future amortization of acquisition related intangible assets
2014	140,000
2015	140,000
2016	140,000
2017	140,000
2018	140,000
Thereafter	9,843,000
Net	$ 10,543,000	$ 10,683,000